PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Property and Equipment, Net
Cost	$ 3,182,644	$ 2,910,638
Less: accumulated depreciation and amortization	(781,308)	(729,741)
Property and equipment, net	$ 2,401,336	$ 2,180,897